Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Services	$ 246,760	$ 151,044	$ 781,172	$ 714,212	$ 1,094,731	$ 848,483
License fees and other	184,816	258,875	877,304	1,638,847	2,741,162	2,660,321
	431,576	409,919	1,658,476	2,353,059	3,835,893	3,508,804
Costs and other expenses
Cost of services	47,531	18,479	116,395	166,161	221,027	159,223
Cost of license fees and other	55,439	80,788	199,353	256,321	350,706	651,236
	102,970	99,267	315,748	422,482	571,733	810,459
Gross Profit	328,606	310,652	1,342,728	1,930,577	3,264,160	2,698,345
Operating expenses
Selling, general and administrative	740,725	329,881	2,054,110	1,674,055	2,288,903	3,036,299
Research, development and engineering	353,583	207,186	902,558	720,603	947,371	1,116,658
	1,094,308	537,067	2,956,668	2,394,658	3,236,274	4,152,957
Operating income (loss)	(765,702)	(226,415)	(1,613,940)	(464,081)	27,886	(1,454,612)
Other income (deductions)
Interest income					7	95,033
Interest expense	(13,942)	(6,194)	(36,113)	(18,449)	(24,626)	(411,527)
Income taxes						(26,500)
Net discounts of notes payable						(100,000)
Franchise tax	(2,910)		(2,910)
	(16,852)	(6,194)	(39,023)	(18,449)	(24,619)	(442,994)
Net income (loss)	$ (782,554)	$ (232,609)	$ (1,652,963)	$ (482,530)	$ 3,267	$ (1,897,606)
Basic and Diluted Income (Loss) per Common Share: (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)	$ 0.00	$ (0.02)
Weighted Average Shares Outstanding:
Basic and Diluted (in Shares)	89,844,062	78,155,413	86,194,591	78,155,413	78,155,413	78,155,413